Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2